Income Taxes - Disclosure of nature and effect of the temporary differences giving rise to the deferred income tax assets (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax asset (liability)	$ 0	$ 0
Non-capital loss carry-forwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax asset (liability)	10,504,646	8,625,123
Investment in subsidiary [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax asset (liability)	0	100,654
Accounts receivable, inventory, and promissory note receivable [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax asset (liability)	0	215,539
Capital assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax asset (liability)	184,443	149,810
Right of use assets and lease liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax asset (liability)	110,287	5,649
Warranty provision [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax asset (liability)	557,217	307,571
Other carryforward balances [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax asset (liability)	94,199	2,315
Share issue costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax asset (liability)	413,177	567,382
Unrecognized deferred tax assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax asset (liability)	$ (11,863,970)	$ (9,974,043)